CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 12, 2020	Apr. 30, 2020	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenues:
Total revenues				$ 102,494,000	$ 73,250,000	$ 197,672,000	$ 351,843,000			$ 365,611,000
Operating expenses:
Costs of revenues				22,043,000	23,170,000	27,228,000	100,726,000			46,853,000
Content and software development				15,012,000	19,277,000	22,956,000	30,568,000			41,583,000
Selling and marketing				34,401,000	44,501,000	59,876,000	92,994,000			108,823,000
General and administrative				16,471,000	20,749,000	35,872,000	70,840,000			54,040,000
Amortization of intangible assets				46,492,000	36,231,000	23,735,000	89,049,000			59,087,000
Impairment of intangible assets		$ 200,100,000				200,134,000				321,340,000
Recapitalization and acquisition-related costs				6,641,000	15,346,000	30,857,000	19,587,000			16,473,000
Restructuring				(576,000)	1,916,000	840,000	3,575,000			1,755,000
Total operating expenses				140,484,000	161,190,000	401,498,000	407,339,000			649,954,000
Operating (loss) income				(37,990,000)	(87,940,000)	(203,826,000)	(55,496,000)			(284,343,000)
Other (expense) income, net				(167,000)	662,000	1,397,000	(1,881,000)			(5,330,000)
Fair value adjustment of warrants	$ 7,400,000			900,000	2,900,000		17,441,000
Interest income				60,000	15,000	84,000	76,000			190,000
Interest expense				(16,763,000)	(19,868,000)	(168,255,000)	(23,190,000)			(429,489,000)
Reorganization items, net						3,361,251,000			$ 3,400,000,000
(Loss) income before (benefit from) provision for income taxes				(53,960,000)	(104,231,000)	2,990,651,000	(63,050,000)			(718,972,000)
(Benefit from) provision for income taxes				(3,521,000)	(14,477,000)	60,693,000	(4,304,000)			11,757,000
(Loss) income from continuing operations				(50,439,000)	(89,754,000)	2,929,958,000	(58,746,000)			(730,729,000)
Income (loss) from discontinued operations, net of tax				1,175,000	(3,968,000)	(165,946,000)	11,940,000			(118,476,000)
Net (loss) income				(49,264,000)	(93,722,000)	2,764,012,000	(46,806,000)			(849,205,000)
Net loss per share class
Net loss for Class - Continuing operations				(50,439,000)	(89,754,000)	2,929,958,000	(58,746,000)			(730,729,000)
Net loss for Class - Discontinued operations				$ 1,175,000	$ (3,968,000)	$ (165,946,000)	$ 11,940,000			$ (118,476,000)
Basic - Continuing operations						$ 29,270.31	$ (0.44)			$ (7,299.99)
Diluted - Continuing operations						29,270.31	(0.44)
Basic - Discontinued operations						(1,657.80)	0.09			(1,183.58)
Diluted - Discontinued operations						(1,657.80)	0.09			(1,183.58)
Basic						27,612.51	(0.35)			(8,483.57)
Diluted						$ 27,612.51	$ (0.35)			$ (8,483.57)
Weighted average common share outstanding:
Ordinary - Basic						100,100	133,143,000			100,100
Ordinary - Diluted						100,100	133,143,000			100,100
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Class A Common Stock
Operating expenses:
(Loss) income from continuing operations				$ (48,421,000)	$ (86,164,000)
Income (loss) from discontinued operations, net of tax				1,128,000	(3,809,000)
Net loss per share class
Net loss for Class - Continuing operations				(48,421,000)	(86,164,000)
Net loss for Class - Discontinued operations				1,128,000	(3,809,000)
Gain (loss) on modifications of terms of participation rights held by other shareholders and warrants					(5,900,000)
Net Income (Loss) attributable to Class				$ (47,293,000)	$ (95,873,000)
Basic - Continuing operations				$ (12.61)	$ (23.98)
Diluted - Continuing operations				(12.61)	(23.98)
Basic - Discontinued operations				0.29	(0.99)
Diluted - Discontinued operations				0.29	(0.99)
Basic				(12.32)	(24.97)
Diluted				$ (12.32)	$ (24.97)
Weighted average common share outstanding:
Ordinary - Basic				3,840,000	3,840,000
Ordinary - Diluted				3,840,000	3,840,000
Class B Common Stock
Operating expenses:
(Loss) income from continuing operations				$ (2,018,000)	$ (3,590,000)
Income (loss) from discontinued operations, net of tax				47,000	(159,000)
Net loss per share class
Net loss for Class - Continuing operations				(2,018,000)	(3,590,000)
Net loss for Class - Discontinued operations				47,000	(159,000)
Gain (loss) on modifications of terms of participation rights held by other shareholders and warrants					5,900,000
Net Income (Loss) attributable to Class				$ (1,971,000)	$ 2,151,000
Basic - Continuing operations				$ (12.61)	$ 14.43
Diluted - Continuing operations				(12.61)	14.43
Basic - Discontinued operations				0.29	(0.99)
Diluted - Discontinued operations				0.29	(0.99)
Basic				(12.32)	13.44
Diluted				$ (12.32)	$ 13.44
Weighted average common share outstanding:
Ordinary - Basic				160,000	160,000
Ordinary - Diluted				160,000	160,000